Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to our “Compensation Discussion and Analysis,” beginning on page 30. The following table provides specific executive compensation and financial performance measures for the Company’s three most recently completed fiscal years.
Year (a)	Summary Comp. Total For PEO (Pertz)(1)(2) ($) (b)	Comp. Actually Paid to PEO (Pertz)(3) ($) (c)	Summary Comp. Table Total For PEO (Eubanks)(1)(2) ($) (d)	Comp. Actually Paid to PEO (Eubanks)(4) ($) (e)	Average Summary Comp. Table Total For Non-PEO NEOs(5) ($) (f)	Average Compensation Actually Paid to Non- PEO NEOs(6) ($) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($) (mil) (j)	Non- GAAP Adjusted EBITDA(10) ($) (mil) (k)
							TSR(7) ($) (h)	10-K Peer TSR(8) ($) (i)
2022	6,407,543	6,930,580	5,998,572	5,715,405	3,196,317	3,106,223	61.45	143.44	170.6	788.3
2021	11,405,920	10,365,522	—	—	2,153,145	1,722,376	74.01	147.76	105.2	682.6
2020	13,901,789	4,380,602	—	—	2,617,295	1,914,878	80.45	111.48	16.0	566.0

(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to the role of Executive Chairman. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.

(2)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Messrs. Pertz and Eubanks, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. See “Compensation Discussion and Analysis — Summary Compensation Table,” beginning on 55.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pertz’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Comp. Table Total for Mr. Pertz	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Mr. Pertz
2022	$6,407,543	$3,855,858	$513,839	$6,930,580
2021	11,405,920	8,909,828	(1,040,398)	10,365,522
2020	13,901,789	11,499,846	(9,521,187)	4,380,602

(a)
The grant date fair value of equity awards represents the total of the amounts reported in Stock Awards column in the Summary Compensation Table for the applicable year. No option awards have been granted to Mr. Pertz since 2020.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$24,797,590	$338,784	$175,055	$ —	$513,839
2021	26,357,008	(731,447)	(308,952)	(101,567)	(1,040,398)
2020	23,319,793	(9,600,649)	79,463	—	(9,521,187)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eubanks, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eubanks’ total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Comp. Table Total for Mr. Eubanks	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Mr. Eubanks
2022	$5,998,572	$3,556,168	$(283,167)	$5,715,405

(a)
The grant date fair value of equity awards represents the total of the amounts reported in Stock Awards column in the Summary Compensation Table for 2022, the year Mr. Eubanks was appointed CEO. No option awards have been granted to Mr. Eubanks.

(b)
The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022 and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$5,282,343	$(103,807)	$(179,360)	$(283,167)

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported to the Company’s NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ron Domanico; (2) for 2021, Ron Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Ray Shemanski; (3) for 2020, Ron Domanico, Michael Beech, Dana O’Brien and Ray Shemanski.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 3:

Year	Average Reported Summary Comp. Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,196,317	$1,719,883	$(90,094)	$3,106,223
2021	2,153,145	1,259,854	(430,769)	1,722,376
2020	2,617,295	1,296,639	(702,417)	1,914,878

(a)
The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of average change as of the end of 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022 and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$13,693,246	$(120,150)	$30,057	$(90,094)
2021	14,944,393	(628,279)	197,510	(430,769)
2020	17,532,661	(178,331)	(524,085)	(702,417)

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2022 10-K. The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., Stericycle, Inc., UniFirst Corporation and Waste Management, Inc.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(10)
Non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A of this Proxy Statement for a reconciliation of non-GAAP adjusted EBITDA to its most directly comparable GAAP financial measure.

Company Selected Measure Name	Non- GAAP Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to the role of Executive Chairman. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.

(2)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Messrs. Pertz and Eubanks, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. See “Compensation Discussion and Analysis — Summary Compensation Table,” beginning on 55.

Peer Group Issuers, Footnote [Text Block]
(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2022 10-K. The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., Stericycle, Inc., UniFirst Corporation and Waste Management, Inc.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pertz’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Comp. Table Total for Mr. Pertz	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Mr. Pertz
2022	$6,407,543	$3,855,858	$513,839	$6,930,580
2021	11,405,920	8,909,828	(1,040,398)	10,365,522
2020	13,901,789	11,499,846	(9,521,187)	4,380,602

(a)
The grant date fair value of equity awards represents the total of the amounts reported in Stock Awards column in the Summary Compensation Table for the applicable year. No option awards have been granted to Mr. Pertz since 2020.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value of the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2022	$24,797,590	$338,784	$175,055	$ —	$513,839
2021	26,357,008	(731,447)	(308,952)	(101,567)	(1,040,398)
2020	23,319,793	(9,600,649)	79,463	—	(9,521,187)

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eubanks, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eubanks’ total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Comp. Table Total for Mr. Eubanks	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Mr. Eubanks
2022	$5,998,572	$3,556,168	$(283,167)	$5,715,405

(a)
The grant date fair value of equity awards represents the total of the amounts reported in Stock Awards column in the Summary Compensation Table for 2022, the year Mr. Eubanks was appointed CEO. No option awards have been granted to Mr. Eubanks.

(b)
The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022 and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year

Year End Fair Value of
Equity Awards

Year over Year Change in Fair
Value of Outstanding and
Unvested Equity Awards

Year over Year Change in Fair
Value of Equity Awards
Granted in Prior Years
that Vested in the Year

Total Average
Equity Award
Adjustments
 2022
$5,282,343

$(103,807)

$(179,360)
	$(283,167
Non-PEO NEO Average Total Compensation Amount	$ 3,196,317	$ 2,153,145	$ 2,617,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,106,223	1,722,376	1,914,878
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The dollar amounts reported in column (f) represent the average of the amounts reported to the Company’s NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ron Domanico; (2) for 2021, Ron Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Ray Shemanski; (3) for 2020, Ron Domanico, Michael Beech, Dana O’Brien and Ray Shemanski.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) for each year to determine the compensation actually paid, using the same methodology described above in Footnote 3:

Year	Average Reported Summary Comp. Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,196,317	$1,719,883	$(90,094)	$3,106,223
2021	2,153,145	1,259,854	(430,769)	1,722,376
2020	2,617,295	1,296,639	(702,417)	1,914,878

(a)
The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of average change as of the end of 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2022 and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2022	$13,693,246	$(120,150)	$30,057	$(90,094)
2021	14,944,393	(628,279)	197,510	(430,769)
2020	17,532,661	(178,331)	(524,085)	(702,417)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Pertz and Eubanks), together with the Company’s cumulative TSR for the applicable years.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Pertz and Eubanks), together with the Company’s net income for the applicable years. Although the Company does not use net income as a performance measure in the overall executive compensation program, the Company believes net income is correlated with non-GAAP adjusted EBITDA, which is the financial metric used in the IM PSU LTI awards for NEOs, which represents the largest component of NEO compensation, designed to reward NEOs for achievement of annual and long-term goals.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Non-GAAP Adjusted EBITDA. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Pertz and Eubanks), together with the Company’s non-GAAP adjusted EBITDA for the applicable years. As described above, non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that non-GAAP adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Non-GAAP adjusted EBITDA is the financial metric used in the IM PSU LTI awards for NEOs, which represents the largest component of a NEO’s compensation, designed to reward executives for achievement of annual and long-term goals.

Total Shareholder Return Vs Peer Group [Text Block]
TSR of the Company and Cumulative TSR of the 10-K Peer Group. The following graph shows the Company’s cumulative TSR over a three-year period against the cumulative TSR of the Company’s 10-K peer group.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in our Compensation Discussion and Analysis, beginning on page 30, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. Although the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table.The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
■
Non-GAAP operating profit

■
Non-GAAP operating profit margin

■
Non-GAAP adjusted EBITDA

Total Shareholder Return Amount	$ 61.45	74.01	80.45
Peer Group Total Shareholder Return Amount	143.44	147.76	111.48
Net Income (Loss)	$ 170,600,000	$ 105,200,000	$ 16,000,000
Company Selected Measure Amount	788.3	682.6	566.0
PEO Name	Mr. Eubanks
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating profit
Non-GAAP Measure Description [Text Block]
(10)
	Non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating profit margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP adjusted EBITDA
Mr. Pertz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,407,543	$ 11,405,920	$ 13,901,789
PEO Actually Paid Compensation Amount	6,930,580	10,365,522	4,380,602
Mr. Pertz [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,855,858	8,909,828	11,499,846
Mr. Pertz [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	513,839	(1,040,398)	(9,521,187)
Equity Awards	513,839	(1,040,398)	(9,521,187)
Mr. Pertz [Member] | Year-end Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,797,590	26,357,008	23,319,793
Mr. Pertz [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,784	(731,447)	(9,600,649)
Mr. Pertz [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	175,055	(308,952)	79,463
Mr. Pertz [Member] | Fair Value of the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(101,567)
Mr. Eubanks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,998,572
PEO Actually Paid Compensation Amount	5,715,405
Mr. Eubanks [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,556,168
Mr. Eubanks [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,167)
Equity Awards	(283,167)
Mr. Eubanks [Member] | Year-end Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,282,343
Mr. Eubanks [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,807)
Mr. Eubanks [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,360)
Non-PEO NEO [Member] | Year-end Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,693,246	14,944,393	17,532,661
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(120,150)	(628,279)	(178,331)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,057	197,510	(524,085)
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,719,883	1,259,854	1,296,639
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,094)	(430,769)	(702,417)
Equity Awards	$ (90,094)	$ (430,769)	$ (702,417)